Intangible Assets and Goodwill - Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2019
Rights on contracts
Intangible assets and goodwill
Intangible assets, useful lives	10 years
Customer relationships | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	5 years
Customer relationships | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	16 years
Educational system | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	3 years
Educational system | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	10 years
Copy rights
Intangible assets and goodwill
Intangible assets, useful lives	3 years
Software license | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	2 years
Software license | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	5 years
Trademarks | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	10 years
Trademarks | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	20 years
Educational platform | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	3 years
Educational platform | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	10 years
Non-compete agreement | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	2 years
Non-compete agreement | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	5 years